Note 12 Financial assets at fair value through other comprehensive income equity instruments (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	€ 2,351	€ 2,393
Fair value of equity instruments	1,612	1,320
Subtotal listed equity instruments [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	2,323	2,333
Fair value of equity instruments	1,491	1,214
Subtotal listed equity instruments [Member] | National company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	2,235	2,235
Fair value of equity instruments	1,374	1,088
Subtotal listed equity instruments [Member] | Foreign company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	88	98
Fair value of equity instruments	116	125
Subtotal listed equity instruments [Member] | UNITED STATES
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	29	29
Fair value of equity instruments	29	29
Subtotal listed equity instruments [Member] | MEXICO
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	1	1
Fair value of equity instruments	30	29
Subtotal listed equity instruments [Member] | TURKEY
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	0	0
Fair value of equity instruments	4	5
Subtotal listed equity instruments [Member] | Other Countries [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	58	69
Fair value of equity instruments	53	63
Subtotal unlisted equity instruments [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	28	60
Fair value of equity instruments	121	107
Subtotal unlisted equity instruments [Member] | National company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	6	5
Fair value of equity instruments	12	11
Subtotal unlisted equity instruments [Member] | Foreign company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	22	55
Fair value of equity instruments	109	95
Subtotal unlisted equity instruments [Member] | MEXICO
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	1	0
Fair value of equity instruments	1	1
Subtotal unlisted equity instruments [Member] | TURKEY
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	3	3
Fair value of equity instruments	3	3
Subtotal unlisted equity instruments [Member] | Other Countries [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	19	51
Fair value of equity instruments	€ 105	€ 91